Intangible Assets (Details) - Schedule of Intangible Assets - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Intangible Assets [Abstract]
Patents	$ 174,833	$ 145,613	$ 112,550
Website Development Costs	79,248	27,070
Intangible Assets, at Cost	254,081	172,683
Accumulated Amortization	(29,034)	(8,428)	(3,310)
Intangible Assets, Net	$ 225,047	$ 164,255	$ 109,240